Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized	300,000,000	300,000,000
Common stock, par value	$ 0.50	$ 0.50
Preferred stock, shares authorized	1,738,619
Preferred stock, par value	$ 1.00
Direct Stock Purchase Plan discount from current market value	5.00%
Remaining common stock available for use	1,904,487
Shares authorized for repurchase	1,000,000
Remianing shares authorized for repurchase	1,125,348			685,348
Repurchase of stock	$ 15,756	$ 12,823	$ 1,818
Repurchase of stock, shares	659,666	415,233	77,355
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of stock	13,280
Repurchase of stock, shares	560,000
Previous Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Remianing shares authorized for repurchase	125,348
Dividend Reinvestment [Member]
Equity, Class of Treasury Stock [Line Items]
Shares purchased by transfer agent for dividend reinvestment plan	558,317	154,900
Value of shares purchased in open market for dividend investment plan	14,148	3,693
Issue of common shares under dividend reinvestment plan		432,894	711,740
Common stock sold under dividend reinvestment plan		$ 10,107	$ 12,921